Supplemental Balance Sheet Data	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Data
Supplemental Balance Sheet Data

(a)   Accounts Receivable, net

Accounts receivable consist of the following (dollars in thousands):

	September 30, 2012	December 31, 2011
Gross trade accounts receivable:
Billed trade accounts receivable (1)	$411,090	$371,832
Unbilled receivables (1)	47,087	43,597
Less: Allowance for revenue adjustments (1)	(79,151)	(17,674)
Gross trade accounts receivable	379,026	397,755
Less: Allowance for bad debt	(4,848)	(3,477)
Net trade accounts receivable	374,178	394,278
Other receivables	7,444	7,680
	$381,622	$401,958
(1) The lower amounts for billed trade accounts receivable, unbilled receivables and allowance for revenue adjustments at December 31, 2011 are due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.

(b)   Inventories, net

Inventories consist of the following (dollars in thousands):

	September 30, 2012	December 31, 2011
Finished goods and tissue available for distribution	$91,768	$99,028
Goods and tissue in-process	9,431	14,005
Raw materials, supplies, parts and unprocessed tissue	52,080	77,691
	153,279	190,724
Less: Amounts expected to be converted into equipment for short-term rental	(9,646)	(10,507)
Reserve for excess and obsolete inventory(2)	(20,016)	(1,974)
	$123,617	$178,243
(2) The lower reserve for excess and obsolete inventory at December 31, 2011 is due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.

Supplemental Balance Sheet Data

(a)   Accounts Receivable, net

Accounts receivable consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Gross trade accounts receivable:
Billed trade accounts receivable (1)	$371,832	$444,814
Unbilled receivables (1)	43,597	54,068
Less: Allowance for revenue adjustments (1)	(17,674)	(87,035)
Gross trade accounts receivable (2)	397,755	411,847
Less: Allowance for bad debt (2)	(3,477)	(9,970)
Net trade accounts receivable	394,278	401,877
Other receivables	7,680	12,206
	$401,958	$414,083
_____________________
(1) The lower amounts for billed trade accounts receivable, unbilled receivables and allowance for revenue adjustments at December 31, 2011 are due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.
(2) Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.

(b)   Inventories, net

Inventories consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Finished goods and tissue available for distribution	$99,028	$92,769
Goods and tissue in-process	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	77,691	96,197
	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(10,507)	(10,008)
Reserve for excess and obsolete inventory (1)	(1,974)	(15,913)
	$178,243	$172,552

(1) The lower reserve for excess and obsolete inventory at December 31, 2011 is due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.

(c)   Net property, plant and equipment

Net property, plant and equipment consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Land	$7,336	$741
Buildings	28,971	17,810
Equipment for short-term rental	262,641	342,428
Machinery, equipment and furniture	206,573	371,736
Leasehold improvements	67,256	81,868
Inventory to be converted to equipment	10,507	10,008
	583,284	824,591
Less accumulated depreciation	(37,937)	(553,528)
	$545,347	$271,063

(d)   Accrued expenses and other

Accrued expenses and other consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Payroll, benefits, commissions, bonuses and related taxes	$79,721	$83,238
Royalty accrual	63,800	50,688
Interest accruals	43,585	4,784
Restructuring charges	20,870	1,715
Sales and other taxes	19,977	12,664
Deferred compensation	5,639	—
Insurance accruals	6,288	7,249
Derivative liability	581	5,102
Other accrued expenses	71,156	60,084
	$311,617	$225,524